Other assets - Summary Of Detailed Information About Other Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Non-current
Prepaid expenses		₨ 5,375		₨ 7,079
Costs to obtain contract	[1]	2,936		3,128
Costs to fulfil contract	[2]	261		295
Others		5,034		4,324
Non-current non-financial asset		13,606	$ 166	14,826
Current
Prepaid expenses		19,164		15,839
Due from officers and employees		799		251
Advance to suppliers		2,506		3,179
Balance with GST and other authorities		7,929		7,566
Costs to obtain contract	[1]	978		820
Costs to fulfil contract	[2]	59		55
Others		1,464		1,223
Current non-financial asset		32,899	$ 400	28,933
Total		₨ 46,505		₨ 43,759

[1]	Costs to obtain contract amortization of ₹ 1,257, ₹ 902 and ₹ 892 during the year ended March 31, 2021, 2022 and 2023 respectively.
[2]	Costs to fulfil contract amortization of ₹ Nil, ₹ 54 and ₹ 58 during the year ended March 31, 2021, 2022 and 2023 respectively